Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2013
Vanguard LifeStrategy Conservative Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Conservative Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Conservative Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Income Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013